BASIS OF PREPARATION	12 Months Ended
Jan. 01, 2023
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION:
(a) Statement of compliance:
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements for the fiscal year ended January 1, 2023 were authorized for issuance by the Board of Directors of the Company on February 21, 2023.

(b) Basis of measurement:
These consolidated financial statements have been prepared on the historical cost basis except for the following items in the consolidated statements of financial position:
•Derivative financial instruments which are measured at fair value;
•Employee benefit obligations related to defined benefit plans which are measured at the present value of the defined benefit obligations, net of advance payments made to employees thereon;
•Liabilities for cash-settled share-based payment arrangements which are measured at fair value, and equity-classified share-based payment arrangements which are measured at fair value at grant date pursuant to IFRS 2, Share-based payment;
•Discontinued, damaged, and excess finished inventories which are carried at the net realizable value;
•Provisions for decommissioning, site restoration costs, and onerous contracts which are measured at the present value of the expenditures expected to be required to settle the obligation; and
•Identifiable assets acquired and liabilities assumed in connection with a business combination which are initially measured at fair value.

These consolidated financial statements are presented in U.S. dollars, which is the Company's functional currency.
2. BASIS OF PREPARATION (continued):

(c) Initial application of new or amended accounting standards:
During the year ended January 2, 2022, the Company adopted the following new or amended accounting standards:

Interest Rate Benchmark Reform
On August 27 2020, the IASB published "Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)" to address issues relating to the modification of financial assets, financial liabilities and lease liabilities, specific hedge accounting requirements, and disclosure requirements when an existing interest rate benchmark is actually replaced. The amendment introduced a practical expedient for modifications required by the reform (modifications required as a direct consequence of the IBOR reform and made on an economically equivalent basis). These modifications are accounted for by updating the effective interest rate. All other modifications are accounted for using the current IFRS requirements. A similar practical expedient is available for interest rate reform for lessee accounting under IFRS 16. Under the amendments, hedge accounting is not discontinued solely because of the IBOR reform. Hedging relationships (and related documentation) must be amended to reflect modifications to the hedged item, hedging instrument, and hedged risk. Amended hedging relationships should meet all qualifying criteria to apply hedge accounting, including effectiveness requirements. The amendments are effective for annual reporting periods beginning on or after January 1, 2021 and are to be applied retrospectively. On March 25, 2022, the Company amended its unsecured revolving long-term bank credit facility and term loan to replace LIBOR references with Term Secured Overnight Financing Rate (‘‘Term SOFR’’). On June 30, 2022, the Company amended its notes purchase agreement to include LIBOR fallback provisions to replace LIBOR with adjusted term SOFR, adjusted daily simple SOFR or any relevant alternate rate selected by the note holders and the Company upon a benchmark transition event or early opt-in election. In addition, the Company and its counterparties under interest rate swap agreements are expected to negotiate the substitution of reference rates in such agreements. The Company applied the IFRS 9 interest rate benchmark reform practical expedient for amendments required by the interest rate reform to the revolving-long term bank credit facility, term loan and related interest rate swap agreements.